EXHIBIT INDEX

Exhibit Number          Exhibit:

EX-101.INS                  XBRL Instance Document

EX-101.SCH                 XBRL Taxonomy Extension Schema Document

EX-101.CAL                 XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                 XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                 XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                 XBRL Taxonomy Extension Presentation Linkbase